UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/05

Date of reporting period:	10/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

October 31, 2005

Annual Report

Institutional Diversified Stock Fund

Institutional Liquid Reserves Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Fund Review and Commentary	4

Financial Statements

Schedules of Investments	6

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	21

Supplemental Information	22

Trustee and Officer Information	22

Proxy Voting and Form N-Q Information	24

Expense Examples	25

Portfolio Holdings	26

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund and Institutional Liquid Reserves Fund.

An investment in the Institutional Liquid Reserves Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Institutional
Funds

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

As we look back on the Victory Funds' past 12 months, our equity investors have been rewarded with positive returns. The large-cap funds and small-cap funds each did well but were out-performed by the mid-cap funds for the year. Within the large-cap funds the growth style out-performed value, and mid-cap blend out-performed mid-cap value.

It has not been a comfortable market, however, as market highs were actually seen in the summer, and in general investors are wary of the economic news and statistics, as well as international uncertainties. Oil prices and the energy outlook have been the most obvious factors; concern over retail sales and consumer spending is also increasing as interest rates rise. Even as we move through the fourth quarter of 2005, the markets are struggling to get back to summer highs.

Shareholders of our bond funds generally received marginally positive returns for the 12 months ended October 31, 2005. The Federal Reserve's steady pattern of rate increases was widely expected, and though prices fell with the rate increases, those declines did not fully offset income generation. Victory's municipal bond funds outperformed the taxable funds, though even their total returns were only slightly higher.

Within Victory Capital Management Inc. ("VCM"), it has been an exciting 12 months. A new CEO was put in place in early 2005, and his focus has been on improving investment processes in all disciplines. VCM has increased accountability of the team members, added quality staff and invested in technology. The results, though still early, show improved relative performance across our equity styles. Fixed income has also been a focus of change, however the changes have been more recent and cannot yet be fully evaluated.

We continue to operate in a challenging regulatory environment, with increased disclosure requirements as well as more complex monitoring and reporting of policies and actions. This in turn puts significant pressure on the cost of doing business. Predictions in 2004 of increased consolidation in the business are proving true. Some companies are selling or merging their funds; other smaller players are liquidating. A telling statistic is that through October of 2005, filings of fund liquidations total 250, already well ahead of the calendar year 2004 total of 195.

We want to thank all our shareholders for their patience and support of the Victory Funds' proxy effort earlier this year. The voting requirements are significant, and it unfortunately requires that we utilize services of a solicitation firm. We were able to get all of the Trustees elected, and were also able to streamline a number of policies, which will ultimately make our operations more efficient.

Please feel free to contact us at 1-800-539-3862, or you may visit our website at www.VictoryConnect.com

Kathleen A. Dennis

President, Victory Portfolios

The Victory Institutional Funds

Institutional Diversified Stock Fund

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Portfolio Holdings

As a Percentage of Total Investments

Commentary

For fiscal year 2005, the Victory Institutional Diversified Stock Fund returned 2.08% since its inception of June 27, 2005, outperforming its S&P 500 Benchmark Index's return of 2.02% for the same time frame.

Both top-down sector allocation and bottom-up stock selection worked in tandem to enhance returns. Similar to fiscal 2004, the Energy sector was the best performing sector throughout the year. The sustained higher level of oil and natural gas prices drove earnings upward for those companies leveraged to the commodities, and the stocks appreciated significantly. The fund's top four performing securities were Transocean, Unocal, Canadian Natural Resources, and Halliburton, all within this sector.

Luxury retailer Tiffany performed well as the high-end consumer in the United States held strong while the Company's prospects in Japan improved.

The second best performing sector was Consumer Staples. While the Fund had some very good performers in this sector, a couple of holdings detracted from performance.

On the positive side, Amgen, Archer-Daniels-Midland, and McKesson were new positions during the year and benefited from significant share appreciation. Avon Products detracted from performance as the Company has suffered through a weak selling environment for its products in the United States, and slowing international growth. Pfizer has under-performed due to the lack of top line growth and an ongoing patent challenge to its top selling drug Lipitor. Despite the Fund's strong overall performance there were other under-performing stocks including Avaya in Technology and Du Pont in basic materials.

The Victory Institutional Funds

Institutional Diversified Stock Fund (continued)

Victory Fund Performance

Period Ending 10/31/05

INSTITUTIONAL DIVERSIFIED STOCK FUND A
INCEPTION DATE	6/27/05
NAV
Since Inception	2.08%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The total return figures set forth above include all waivers of fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Institutional Diversified Stock Fund vs. S&P 500 Index

For the period 06/27/05 to 10/31/05

1The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $5 million investment in the Fund.

Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Institutional Funds  Schedules of Investments
Institutional Diversified Stock Fund  October 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares or Amount	Principal Value
Commercial Paper (5.1%)
HSBC Finance Corp., 4.05%, 11/1/05	$2,165	$2,165
Total Commercial Paper (Cost $2,165)		2,165
Common Stocks (95.0%)
Aerospace/Defense (1.5%):
Honeywell International, Inc.	18,300	626
Airlines (1.0%):
JetBlue Airways Corp. (b)	23,400	435
Apparel/Footwear (2.0%):
Nike, Inc., Class B	10,200	857
Banks (3.2%):
Bank of America Corp.	31,300	1,369
Beverages (1.8%):
Coca-Cola Co.	18,050	772
Biotechnology (6.4%):
Amgen, Inc. (b)	25,150	1,906
Biogen Idec, Inc. (b)	19,300	784
		2,690
Computers & Peripherals (7.5%):
Cisco Systems, Inc. (b)	62,300	1,087
EMC Corp. (b)	8,700	121
International Business Machines Corp.	23,350	1,913
		3,121
Cosmetics & Toiletries (5.4%):
Avon Products, Inc.	34,400	928
Procter & Gamble Co.	24,250	1,358
		2,286
Electronics (4.9%):
General Electric Co.	42,042	1,425
Koninklijke Philips Electronics N.V.	24,300	636
		2,061
Financial Services (1.3%):
Morgan Stanley	10,325	562
Health Care (5.4%):
McKesson Corp.	23,750	1,079
Medtronic, Inc.	20,850	1,181
		2,260
Heavy Machinery (1.7%):
Deere & Co.	11,600	704
Hotels & Motels (1.7%):
Starwood Hotels & Resorts Worldwide, Inc.	12,400	725

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Diversified Stock Fund  October 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares	Value
Insurance (7.0%):
American International Group, Inc.	22,375	$1,450
Genworth Financial, Inc.	8,450	268
Marsh & McLennan Cos., Inc.	16,500	481
St. Paul Cos., Inc.	16,400	738
		2,937
Internet Service Provider (3.0%):
Yahoo, Inc. (b)	33,950	1,255
Manufacturing — Miscellaneous (0.5%):
Pentair, Inc.	7,000	227
Media (1.3%):
Viacom, Inc., Class B	17,150	531
Medical Supplies (1.7%):
Baxter International, Inc.	18,425	704
Mining (4.4%):
Newmont Mining Corp.	30,300	1,290
Rio Tinto PLC, ADR	3,700	565
		1,855
Oil & Gas Exploration, Production & Services (3.4%):
Canadian Natural Resources Ltd.	19,150	790
Transocean, Inc. (b)	11,400	655
		1,445
Oil — Integrated Companies (2.7%):
Amerada Hess Corp.	5,775	722
Chevron Corp.	7,284	416
		1,138
Oilfield Services & Equipment (2.6%):
Halliburton Co.	13,575	803
Schlumberger Ltd.	3,375	306
		1,109
Pharmaceuticals (4.1%):
Bristol-Myers Squibb Co.	18,000	381
Johnson & Johnson	7,750	485
Pfizer, Inc.	40,550	882
		1,748
Radio & Television (0.5%):
Comcast Corp., Class A (b)	7,900	220
Railroads (1.6%):
Union Pacific Corp.	9,597	664
Real Estate Investment Trusts (1.7%):
Equity Office Properties Trust	23,350	719
Retail — Apparel/Shoe (0.3%):
Limited Brands, Inc.	5,500	110

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Diversified Stock Fund  October 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares	Value
Retail — Specialty Stores (1.8%):
Tiffany & Co.	19,150	$755
Semiconductors (4.9%):
Applied Materials, Inc.	62,500	1,024
Freescale Semiconductor, Inc., Class B (b)	28,000	669
Micron Technology, Inc. (b)	29,200	379
		2,072
Software & Computer Services (7.3%):
Microsoft Corp.	76,100	1,956
Oracle Corp. (b)	88,364	1,120
		3,076
Telecommunications — Equipment (0.4%):
Motorola, Inc.	8,200	182
Utilities — Telecommunications (2.0%):
Sprint Nextel Corp.	35,725	831
Total Common Stocks (Cost $40,159)		40,046
Investment Company (0.1%)
Bank of New York Institutional Cash Reserves Fund	51,939	52
Total Investment Company (Cost $52)		52
Total Investments (Cost $42,376) (a) — 100.2%		42,263
Liabilities in excess of other assets — (0.2)%		(90)
NET ASSETS — 100.0%		$42,173

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments
Institutional Liquid Reserves Fund  October 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares or Principal Amount	Value
Certificates of Deposit (12.1%)
Bank of New York, 4.41%, 10/5/06	$6,000	$6,000
Barclays Bank NY PLC, 3.76%, 11/1/05	10,000	10,000
Credit Suisse First Boston NY, 3.78%, 11/1/05	10,000	10,000
HBOS Treasury Services NY, 3.15%, 11/18/05	5,000	5,000
HBOS Treasury Services NY, 3.25%, 2/8/06	5,000	5,000
HBOS Treasury Services NY, 4.28%, 9/29/06	2,000	2,000
Total Certificates of Deposit (Amortized Cost $38,000)		38,000
Commercial Paper (11.2%)
Amstel Funding Corp., 3.70%, 11/15/05 (c)	10,291	10,276
Blue Bell Funding Corp., 4.00%, 11/16/05 (c)	10,000	9,983
Harrier Finance Funding US LLC, 3.95%, 2/28/06 (c)	5,000	4,935
Sheffield Receivables Corp., 3.80%, 11/4/05 (c)	10,000	9,997
Total Commercial Paper (Amortized Cost $35,191)		35,191
Corporate Bonds (28.8%)
Bank One NA, 3.79%*, 5/1/06	10,000	10,007
Calvert Crossing Golf, 4.05%*, 9/1/29	2,860	2,860
Caterpillar Financial Services Corp., 2.65%, 1/30/06, MTN	6,000	5,987
CIT Group, Inc., 6.50%, 2/7/06	5,500	5,533
Coweta Summit Associates, 4.00%*, 7/1/28	6,000	6,000
Educational Management Corp., 4.03%*, 5/1/23	4,380	4,380
General Electric Capital Corp., 2.85%, 1/30/06, MTN	4,000	3,997
General Electric Capital Corp., 5.35%, 3/30/06, MTN	2,500	2,511
HPC Capital LLC, 4.07%*, 2/1/45	9,000	9,000
HSBC Bank USA, 3.73%*, 5/4/06	5,700	5,701
Liberty Light US Capital, 3.84%*, 4/5/06, MTN (c)	10,000	9,998
Osprey Properties Ltd., 4.03%*, 6/1/27	1,530	1,530
Sheltair Daytona Beach, 4.00%*, 11/1/34, LOC Bank of America	2,420	2,420
Sigma Finance, Inc., 3.73%*, 12/5/05, MTN (c)	10,000	10,000
Stanfield Victoria LLC, 3.94%*, 2/15/06, MTN (c)	5,000	5,000
Texas Disposal Systems, 4.05%*, 5/1/12, LOC JP Morgan Chase Bank	3,720	3,720
Westgate Investment Fund, 4.03%*, 2/1/12, LOC Wells Fargo Bank	2,060	2,060
Total Corporate Bonds (Amortized Cost $90,704)		90,704
Investment Company (0.1%)
Bank of New York Institutional Cash Reserves Fund	205,670	206
Total Investment Company (Cost $206)		206

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Liquid Reserves Fund  October 31, 2005

(Amounts in Thousands)

Security Description	Principal Amount	Value
Repurchase Agreements (29.4%)
Deutsche Bank Securities, Inc., 4.02%, 11/1/05 (Date of Agreement 10/31/05, Proceeds at maturity $43,005 collateralized by $43,860 U.S. Government security, 0.00%, 2/15/23, market value $43,860)	$43,000	$43,000
Morgan Stanley & Co., 4.02%, 11/1/05 (Date of Agreement 10/31/05, Proceeds at maturity $50,006 collateralized by $51,240 various U.S. Government securities, 5.00%-6.00%, 8/1/35-10/1/35, market value $51,000)	50,000	50,000
Total Repurchase Agreements (Amortized Cost $93,000)		93,000
Taxable Municipal Bonds (13.4%)
Colorado (4.0%):
Denver City & County School District 01, Series A, 4.00%*, 12/15/18, AMBAC, SPA JP Morgan Chase Bank	4,870	4,870
Denver City & County School District 01, Series B, 4.00%*, 12/15/18, AMBAC, SPA JP Morgan Chase Bank	7,530	7,530
		12,400
Georgia (2.0%):
De Kalb County Development Authority, IDR, Design Packaging, Inc., Series B, 4.00%*, 9/1/08, LOC Bank of America N.A.	1,360	1,360
Municipal Gas Authority, Gas Revenue, Series A, 4.10%*, 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	5,000	5,000
		6,360
Missouri (2.9%):
State Development Finance Board, IDR, Duke Manufacturing, Series B, 4.00%*, 12/1/20, LOC Bank of America N.A.	9,000	9,000
North Carolina (2.6%)
Greensboro, Housing & Redevelopment, 4.00%*, 4/1/22, SPA Bank of America N.A.	5,200	5,200
Greensboro, Public Improvements, Series C, 4.00%*, 4/1/14, SPA Wachovia Bank of North Carolina	3,100	3,100
		8,300
Utah (1.1%):
Telecommunication Open Infrastucture Agency, 4.00%*, 7/15/26, LOC Bank of Amercia N.A.	3,500	3,500
Washington (0.8%):
State Housing Finance, Community Nonprofit Revenue, Community College Spokane Foundation, Series B, 4.00%*, 7/1/30, LOC Bank of America N.A.	2,515	2,515
Total Taxable Municipal Bonds (Amortized Cost $42,075)		42,075

See notes to schedules of investments and notes to financial statements.

The Victory Institutional Funds  Schedules of Investments — continued
Institutional Liquid Reserves Fund  October 31, 2005

(Amounts in Thousands)

Security Description	Principal Amount	Value
U.S. Government Agencies (4.7%)
Federal Home Loan Bank (1.9%):
3.85%, 8/4/06, Callable 2/4/06 @ 100	$3,000	$2,992
6.38%, 8/15/06	3,095	3,150
		6,142
Federal Home Loan Mortgage Corp. (1.2%):
2.05%, 6/16/06, Callable 12/16/05 @ 100, MTN	3,780	3,728
Federal National Mortgage Assoc. (1.6%):
5.50%, 2/15/06	5,000	5,025
Total U.S. Government Agencies (Amortized Cost $14,895)		14,895
Total Investments (Cost $314,071) (d) — 99.7%		314,071
Other assets in excess of liabilities — 0.3%		993
NET ASSETS — 100.0%		$315,064

Notes to Schedules of Investments

(a)  Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Institutional Diversified Stock Fund	$42,438	$1,136	$(1,311)	$(175)

(b)  Non-income producing securities.

(c)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Represents cost for financial reporting and federal income tax purposes.

*  Variable rate security. Rate presented represents rate in effect at October 31, 2005. Maturity date reflects actual maturity date.

ADR — American Depositary Receipts

AMBAC — Insured by Ambac Indemnity Corp.

IDR — Industrial Development Revenue

LLC — Limited Liability Corp.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Institutional Funds  October 31, 2005

(Amounts in Thousands, Except Per Share Amounts)

	Institutional Diversified Stock Fund	Institutional Liquid Reserves Fund
ASSETS:
Investments, at value (Cost $42,376, $221,071)	$42,263	$221,071
Repurchase agreements, at value (a)	—	93,000
Total Investments	42,263	314,071
Interest and dividends receivable	19	1,155
Receivable from brokers for investments sold	246	—
Receivable from adviser	—	47
Prepaid expenses	18	68
Total Assets:	42,546	315,341
LIABILITIES:
Dividends payable	—	203
Payable to brokers for investments purchased	337	—
Accrued expenses and other payables:
Investment advisory fees	8	11
Custodian fees	16	29
Accounting fees	— (b)	—	(b)
Transfer agent fees	7	15
Other	5	19
Total Liabilities	373	277
NET ASSETS:
Capital	42,367	315,065
Accumulated undistributed net investment income	24	—
Net unrealized depreciation from investments	(113)	—
Accumulated net realized losses from investment transactions	(105)	(1)
Net Assets	$42,173	$315,064
Outstanding units of beneficial interest (shares)	4,137	315,070
Net asset value
Offering and Redemption price per share	$10.19	$1.00

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1,000.

See notes to financial statements.

  Statements of Operations
The Victory Institutional Funds  For the Year Ended October 31, 2005

(Amounts in Thousands)

	Institutional Diversified Stock Fund(a)	Institutional Liquid Reserves Fund
Investment Income:
Interest income	$39	$13,421
Dividend income	123	5
Total Income	162	13,426
Expenses:
Investment advisory fees	54	564
Administration fees	9	104
Accounting fees	12	32
Custodian fees	17	86
Legal and audit fees	7	101
Trustees' fees and expenses	4	56
Chief Compliance Officer fees and expenses	— (b)	8
Transfer agent fees	12	50
Registration fees	6	94
Printing fees	2	6
Other	2	16
Total expenses	125	1,117
Expenses waived/reimbursed by Administrator	—	(5)
Expenses waived/reimbursed by Adviser	(58)	(434)
Net Expenses	67	678
Net investment income	95	12,748
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(105)	(1)
Net change in unrealized appreciation/depreciation from investments	(113)	—
Net realized/unrealized losses from investments	(218)	(1)
Change in net assets resulting from operations	$(123)	$12,747

(a)  Reflects operations for the period from June 27, 2005 (date of commencement of operations) to October 31, 2005.

(b)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Institutional Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund	Institutional Liquid Reserves Fund
	Year Ended October 31, 2005(b)	Year Ended October 31, 2005	Year Ended October 31, 2004(a)
From Investment Activities:
Operations:
Net investment income	$95	$12,748	$806
Net realized losses from investment transactions	(105)	(1)	—
Net change in unrealized appreciation/ depreciation from investments	(113)	—	—
Change in net assets resulting from operations	(123)	12,747	806
Distributions to Shareholders:
From net investment income	(71)	(12,753)	(806)
Change in net assets from distributions to shareholders	(71)	(12,753)	(806)
Capital Transactions:
Proceeds from shares issued	42,331	4,741,438	350,790
Dividends reinvested	57	9,942	132
Cost of shares redeemed	(21)	(4,738,150)	(49,182)
Change in net assets from capital transactions	42,367	13,230	301,740
Change in net assets	42,173	13,224	301,740
Net Assets:
Beginning of period	—	301,840	100
End of period	$42,173	$315,064	$301,840
Share Transactions:
Issued	4,133	4,741,438	350,790
Reinvested	6	9,942	132
Redeemed	(2)	(4,738,150)	(49,182)
Change in shares	4,137	13,230	301,740
Accumulated undistributed net investment income	$24	—	$5

(a)  Reflects operations for the period from August 2, 2004 (date of commencement of operations) to October 31, 2004.

(b)  Reflects operations for the period from June 27, 2005 (date of commencement of operations) to October 31, 2005.

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Diversified Stock Fund
	June 27, 2005 through October 31, 2005(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.02
Net realized and unrealized gains on investments	0.19	(d)
Total from Investment Activities	0.21
Distributions
Net investment income	(0.02)
Net Asset Value, End of Period	$10.19
Total Return	2.08	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$42,173
Ratio of expenses to average net assets	0.61	%(c)
Ratio of net investment income to average net assets	0.86	%(c)
Ratio of expenses to average net assets*	1.13	%(c)
Ratio of net investment income to average net assets*	0.34	%(c)
Portfolio turnover	28	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Liquid Reserves Fund
	Year Ended October 31, 2005	August 2, 2004 through October 31, 2004(a)
Net Asset Value, Beginning of Period	$1.000	$1.000
Investment Activities:
Net investment income	0.028	0.004
Net realized losses from investment transactions	— (b)	—
Total from Investment Activities	0.028	0.004
Distributions
Net investment income	(0.028)	(0.004)
Net Asset Value, End of Period	$1.000	$1.000
Total Return	2.82%	0.38	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$315,064	$301,840
Ratio of expenses to average net assets	0.14%	0.14	%(d)
Ratio of net investment income to average net assets	2.71%	1.62	%(d)
Ratio of expenses to average net assets*	0.24%	0.25	%(d)
Ratio of net investment income to average net assets*	2.61%	1.51	%(d)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Less than $0.001 per share.

(c)  Not annualized.

(d)  Annualized.

See notes to financial statements.

  Notes to Financial Statements
The Victory Institutional Funds  October 31, 2005

1.  Organization:

The Victory Institutional Funds (the "Trust") were organized on August 1, 2003 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 2 funds. The accompanying financial statements and financial highlights are those of the Institutional Diversified Stock Fund and the Institutional Liquid Reserves Fund (collectively, the "Funds").

The Funds are authorized to issue one class of shares.

The Institutional Diversified Stock Fund seeks to provide long-term growth of capital. The Institutional Liquid Reserves Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolios securities of the Funds that are listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, if applicable. Short-term investments maturing in 60 days or less and investments in the Institutional Liquid Reserves Fund are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees. Investments in other open-end investment companies are valued at Net Asset Value.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2005

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees (the "Board"). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2005, there were no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Institutional Diversified Stock Fund. Dividends from net investment income are declared daily and paid monthly by the Institutional Liquid Reserves Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2005

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2005 were as follows for the Institutional Diversified Stock Fund (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Institutional Diversified Stock Fund	$48,417	$8,151	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows: 0.50% for the Institutional Diversified Stock Fund and 0.12% for the Institutional Liquid Reserves Fund. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS Ohio or the Adviser. Such officers, except the Trust's Chief Compliance Officer ("CCO"), receive no direct payments or fees from the Funds for serving as officers of the Trust. The Trust pays the compensation and reimburses the out-of-pocket expenses of the CCO, as approved by the Board.

Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Fund.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS Ohio is also entitled to service fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to fees on a per fund basis of $25,000 per year. In addition, BISYS Ohio is also entitled to account-based fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS Ohio.

The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (the "Plan") for the Institutional Liquid Reserves Fund. The amount payable by the Fund under the Plan is up to 0.05% of the Fund's average daily net assets. The service fee is paid to broker and financial institutions that provide distribution and selling services and personal services to its clients who are shareholders. No fees are currently being paid under the Plan.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Institutional Diversified Stock Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2005

The Adviser has entered into an expense limitation agreement with the Institutional Diversified Stock Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of October 31, 2005, the expense limits are as follows:

Institutional Diversified Stock Fund	0.70%

This expense limitation agreement will be in effect until at least April 1, 2006. The Adviser, Administrator, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

5.  Line of Credit:

During the year ended October 31, 2005, the Institutional Liquid Reserves Fund participated in a line of credit agreement with Bank of New York. Under the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Bank of New York does not receive a commitment fee, however, the Fund paid a one time fee of $3 (amount in thousands). As of October 31, 2005, the Fund had no loans outstanding with Bank of New York.

6.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Diversified Stock Fund	$71
Institutional Liquid Reserves Fund	12,980

The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amount in thousands):

Distributions Paid From Ordinary Income
Institutional Liquid Reserves Fund	$376

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Institutional Diversified Stock Fund	$24	$—	$(43)	$(175)	$(194)
Institutional Liquid Reserves Fund	203	(203)	(1)	—	(1)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

As of October 31, 2005, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

				Total
	2012		2013
Institutional Diversified Stock Fund	$—		$43	$43
Institutional Liquid Reserves Fund	—	(a)	1	$1

(a) Rounds to less than $1,000.

Continued

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
The Victory Institutional Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Diversified Stock Fund and Institutional Liquid Reserves Fund (two portfolios constituting The Victory Institutional Funds, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 22, 2005

The Victory Institutional Funds  Supplemental Information

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, ten of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Great Lakes Chemical Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	President/Owner (since 2003) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	March 2000; Advisory Trustee, January 1999 to March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA.

Mr. Frank A. Weil, 75	Trustee	December 1997	Chairman, Abacus & Associates, Inc. (private investment firm).	None.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, PBHG Funds (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Ms. Kathleen A. Dennis, 52	President	May 2002	Senior Managing Director of the Adviser.

Ms. Irimga McKay, 46	Vice President	December 1998	Senior Vice President, Client Services, BISYS.

Ms. Cynthia Lee Lindsey, 48	Secretary	December 2002	Director of Client Services (since October 2002) and Director of Securities Lending (November 1997 to October 2002), BISYS.

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Ms. Alaina Metz, 38	Assistant Secretary	December 1996	Chief Administrative Officer, BISYS.

Mr. David L. Hughes, 43	Treasurer	May 2005	Vice President and Treasurer, Financial Services Department, BISYS, since February 2005; Chief Financial Officer, Evergreen Investments from 2000 to 2004.

Mr. Christopher E. Sabato, 37	Assistant Treasurer	February 2005	Director of Financial Services, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Compliance Services, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities during the year ended October 31, 2005, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Victory Institutional Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Institutional Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expense Paid During Period* 5/1/05-10/31/05	Expense Ratio During Period* 5/1/05-10/31/05
Institutional Diversified Stock Fund (a)	$1,000.00	$1,020.80	$3.11	0.61%
Institutional Liquid Reserves Fund	$1,000.00	$1,016.40	$0.76	0.15%

(a)Information shown reflects values using expense ratios and rates of return for the period from June 27, 2005 (date of commencement of operations) to October 31, 2005.

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Institutional Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expense Paid During Period* 5/1/05-10/31/05	Expense Ratio During Period* 5/1/05-10/31/05
Institutional Diversified Stock Fund (a)	$1,000.00	$1,022.13	$3.11	0.61%
Institutional Liquid Reserves Fund	$1,000.00	$1,024.45	$0.77	0.15%

(a)Information shown reflects values using expense ratios and rates of return for the period from June 27, 2005 (date of commencement of operations) to October 31, 2005.

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings
(As a Percentage of Total Investments)

Institutional Liquid Reserves Fund

Continued

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

0.2M 12/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)          (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Frank A. Weil and Dr. Thomas Morrissey.  Mr. Weil and Dr. Morrissey are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2004	$17,500
2005	$30,375

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$0

2005	$0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$0
2005	$7,150

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$0
2005	$0

 (e)                   (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services.  The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f)                        If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2004	$0
2005	$7,150

 (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment advisor (and the advisor’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.    Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes, Treasurer

Date	January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Dennis
Kathleen A. Dennis, President

Date	January 9, 2006

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes, Treasurer

Date	January 9, 2006

* Print the name and title of each signing officer under his or her signature.